Document And Entity Information	Oct. 23, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	PACKAGING CORP OF AMERICA
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000075677
Document Period End Date	Oct. 23, 2019
Entity Emerging Growth Company	false
Entity File Number	1-15399
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4277050
Entity Address, Address Line One	1 North Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	PKG
Name of each exchange on which registered	NYSE